CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Cash flows from operating activities:
Net loss	$ (89,269)	¥ (580,811)	¥ (514,778)	¥ (327,086)
Adjustments to reconcile net loss to net cash used in operating activities:
Share-based compensation expense	5,390	35,069	48,242
Depreciation and amortization	4,458	29,007	16,579	7,431
Contribution from a shareholder	59	384	1,636	927
Deferred taxes benefits	(50)	(327)	(310)
Changes in assets and liabilities:
Prepaid expenses and other current assets	(2,535)	(16,493)	(21,449)	(34,295)
Other non-current assets	123	800	(1,684)	(1,485)
Deferred revenues	79,065	514,423	414,943	188,090
Accrued expenses and other liabilities	10,292	66,960	86,937	54,326
Taxes payable	932	6,062	(1,391)	8,072
Net cash (used in)/provided by operating activities	8,465	55,074	28,725	(104,020)
Cash flows from investing activities:
Placement of time deposits	(34,846)	(226,721)	(893,864)	(192,078)
Placement of short-term investment	(15,370)	(100,000)
Withdrawal of time deposits	58,687	381,833	688,792	25,000
Purchases of property and equipment	(5,440)	(35,392)	(37,094)	(25,308)
Purchase of intangible assets	(1,373)	(8,935)	(3,063)	(498)
Purchase of held-to-maturity security			(6,884)
Net cash (used in)/provided by investing activities	1,658	10,785	(252,113)	(192,884)
Cash flows from financing activities:
Proceeds from IPO, CPP and exercise of over-allotment options, net of expenses			424,459
Proceeds from exercise of stock options	40	260	35
Net cash provided by financing activities	40	260	424,494	125,574
Effect of exchange rate changes on cash and cash equivalents	(3,221)	(20,953)	26,894	8,429
Net (decrease) increase in cash and cash equivalents	6,942	45,166	228,000	(162,901)
Cash and cash equivalents at beginning of the year	42,247	274,873	46,873	209,774
Cash and cash equivalents at end of the year	49,189	320,039	274,873	46,873
Supplemental disclosure of cash flow information
Cash paid for income taxes			433	1,473
Non-cash supplemental financing activities
Accretion to preferred shares redemption value (Note 12)			91,631	75,665
Contribution from a shareholder (Note 18)	$ 59	¥ 384	1,636	927
Identifiable assets acquired and liabilities assumed through non-cash business combination (Note 4)				4,223
Deemed contribution from preferred shares (Note 12)			2,618
Series D Preferred Shares
Cash flows from financing activities:
Proceeds from issuance of series D Preferred Shares (net of issuance costs of RMB1,997)				¥ 125,574
Non-cash supplemental financing activities
Deemed contribution from preferred shares (Note 12)			¥ 315